Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2012
AllianzGI Dynamic Emerging Multi-Asset Fund (First Prospectus Summary) | AllianzGI Dynamic Emerging Multi-Asset Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYNX
AllianzGI Dynamic Emerging Multi-Asset Fund (First Prospectus Summary) | AllianzGI Dynamic Emerging Multi-Asset Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYPX
AllianzGI Dynamic Emerging Multi-Asset Fund (First Prospectus Summary) | AllianzGI Dynamic Emerging Multi-Asset Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYDX
AllianzGI Multi-Asset Real Return Fund (First Prospectus Summary) | AllianzGI Multi-Asset Real Return Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRNX
AllianzGI Multi-Asset Real Return Fund (First Prospectus Summary) | AllianzGI Multi-Asset Real Return Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRPX
AllianzGI Multi-Asset Real Return Fund (First Prospectus Summary) | AllianzGI Multi-Asset Real Return Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRDX
AllianzGI Dynamic Emerging Multi-Asset Fund (Second Prospectus Summary) | AllianzGI Dynamic Emerging Multi-Asset Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYAX
AllianzGI Dynamic Emerging Multi-Asset Fund (Second Prospectus Summary) | AllianzGI Dynamic Emerging Multi-Asset Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYCX
AllianzGI Multi-Asset Real Return Fund (Second Prospectus Summary) | AllianzGI Multi-Asset Real Return Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRAX
AllianzGI Multi-Asset Real Return Fund (Second Prospectus Summary) | AllianzGI Multi-Asset Real Return Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALLCX